Post-employment benefit plans	12 Months Ended
Dec. 31, 2024
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 26

Post-employment benefit plans

a) Defined benefit plans
UBS AG has

established defined benefit

plans for

its employees in

various jurisdictions in

accordance with local

regulations
and practices. The major plans are located in Switzerland,

with smaller plans mainly in UK, US and Germany. The level of benefits depends on the specific plan rules.
Major Swiss pension plans
The major

Swiss pension

plans consist

of the

UBS Swiss

plan and

the Credit

Suisse Swiss

plan, covering

employees

of
UBS AG

in

Switzerland

and

employees

of

companies

in

Switzerland

that

have

close

economic

or

financial

ties

with
UBS AG, and

exceed the

minimum benefit

requirements

under Swiss

pension law.

A significant

number of

employees
are

employed by

UBS

Business

Solutions

AG and

Credit

Suisse Services

AG, which

are

subsidiaries of

UBS Group AG.
UBS AG,

UBS

Business

Solutions

AG

and

Credit

Suisse

Services

AG

each

are

legal

sponsors

of

the

Swiss

plans.

The
sponsoring entities apply proportionate defined benefit accounting,

i.e. the net pension cost and the net pension asset /
liability of the Swiss pension

plans are allocated proportionally

between UBS AG, UBS

Business Solutions AG and

Credit
Suisse Services AG based on the aggregated net pension cost

and defined benefit obligations related to their employees.
The Swiss

plans offer

retirement,

disability and

survivor benefits

and are

governed by

Pension Foundation

Boards. The
responsibilities

of

these

boards

are

defined

by

Swiss

pension

law

and

the

plan

rules.

The

UBS

Swiss

plan

covers
contributions

for

all

salary

levels.

The

Credit

Suisse

Swiss

plan

covers

contributions

up

to

a

salary

of

CHF
144,060
(USD 158,639
), and contributions above that salary

go into the Credit Suisse

Swiss 1e plan, which is

accounted for under
IFRS Accounting Standards as a defined contribution

plan.
Savings contributions

to the Swiss

plans are paid

by both the

employer and

the employee.

For the

UBS AG Swiss

plan,
depending on the

age of the

employee, UBS AG

pays a savings

contribution that ranges

between
6.5 % and 27.5 % of
the

contributory

base

salary

and

between
2.8
%

and
9
%

of

the

contributory

variable

compensation.

Employees

can
choose the level of

savings contributions paid

by them, which vary

between
2.5 % and 13.5
% of the contributory

base
salary and

between
0 % and 9
% of

the contributory

variable compensation,

depending on

age and

choice of

savings
contribution category. For

the Credit Suisse

Swiss plan, depending

on the age

of the employee,

UBS AG pays

a savings
contribution that ranges between 7.5 % and 25.0 % of the contributory base salary and 6 % of the contributory variable compensation. Employees

can choose

the level

of savings

contributions paid

by them,

which vary

between
5.0 % and
14.0
% of the contributory base salary

and between
3 % and 9
% of the contributory variable compensation,

depending
on age and choice

of savings contribution category.

UBS AG also pays

risk contributions that

are used to fund

disability
and survivor benefits.
The plans offer to members at the

normal retirement age of
65

a choice between a lifetime pension

and a partial or full
lump sum payment. Participants

can choose to draw

early retirement benefits starting

from the age of
58 , but they can
also continue employment

and remain active

members of

the plan until

the age of
70
. Employees can

make additional
purchases of benefits to fund early retirement benefits.
The pension amount

payable to a

participant is calculated

by applying a conversion

rate to the

accumulated balance of
the

participant’s

retirement

savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

employee

and

employer

contributions

made

to

the
participant’s

retirement

savings

account,

and

interest

accrued.

The

annual

interest

rate

credited

to

participants

is
determined by the Pension Foundation Boards at the

end of each year.
Although the Swiss plans are

based on a defined contribution

promise under Swiss pension

law, they are accounted for
as defined benefit plans

under IFRS Accounting

Standards, primarily because

of the obligation to

accrue interest on

the
participants’ retirement savings accounts and the payment of lifetime pension benefits.
Actuarial valuations in accordance

with Swiss pension law

are performed regularly. Should an

underfunded situation on
this basis occur, the

Pension Foundation Board of the respective

plan is required to

take the necessary measures to

ensure
that full funding

can be expected

to be restored within

a maximum period

of
10

years. If a Swiss

plan were to

become
significantly

underfunded

on

a

Swiss

pension

law

basis,

additional

employer

and

employee

contributions

could

be
required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to
cover more than 50
% of the

additional contributions required.

As of 31 December

2024, the technical funding

ratio in
accordance with Swiss pension law was 120.6 % at a 0.5 % technical interest rate for the UBS Swiss plan and 125.7 % at a 1.31
% technical interest rate

for the Credit Suisse Swiss

plan (UBS Swiss plan 31 December

2023:
119.2 % at a 0.5%
technical interest rate).
The investment strategies of the

Swiss plans comply with Swiss pension

law, including the rules and regulations

relating
to diversification

of plan assets,

and are derived

from the

risk budget defined

by the Pension

Foundation Boards

based
on regularly

performed

asset and

liability management

analyses. The

Pension Foundation

Boards strive

for a

medium-
and long-term balance between assets and liabilities.
As of 31 December

2024, the Swiss

plans were in

surplus situations on

an IFRS Accounting

Standards measurement basis,
as the fair value of the plan assets exceeded the defined benefit obligation (DBO) by USD 2,683 m for the UBS Swiss plan and USD 2,474 m for the Credit Suisse Swiss plan (UBS Swiss plan 31 December 2023: USD 3,585 m). However, a surplus is only

recognized on

the balance

sheet to

the extent

that it

does not

exceed

the estimated

future economic

benefit,
which equals the difference between

the present value of the estimated future

net service cost and the present value

of
the

estimated

future

employer

contributions.

As

of

both

31 December

2024

and

31 December

2023,

the

estimated
future economic benefit

of the UBS

Swiss plan was

zero and

therefore no net

defined benefit asset

was recognized

on
the

balance

sheet;

as

of

31 December

2024 a

net

defined

benefit

asset

of

USD
17
m

was

recognized

by

UBS

AG

for
prepaid contributions held at the Credit Suisse Swiss plan.
The regular employer

contributions in

2025 are estimated

at USD
297
m for the

UBS Swiss

plan and USD
200 m for the
Credit Suisse Swiss plan.
Financial information
The tables

below provide

an analysis

of the

movement

in the

net asset

/ liability

recognized

on the

balance sheet

for
defined benefit plans, as well as an analysis of amounts

recognized in net profit and in
Other comprehensive incom e.

Net asset / liability of defined benefit

plans
USD m
Major Swiss plans 31.12.24
1
31.12.23
Defined benefit obligation at the beginning of the year 15,748 12,539
Defined benefit obligation recognized upon the merger

of UBS AG and Credit Suisse AG
2
13,367
Current service cost 411 236
Interest expense 296 287
Plan participant contributions 244 163
Remeasurements 2,657 1,901
of which: actuarial (gains) / losses due to changes in demographic assumptions
18 45
of which: actuarial (gains) / losses due to changes in financial assumptions
2,011 1,168
of which: experience (gains) / losses
3
628 688
Curtailments (71) (3)
Benefit payments (1,420) (662)
Foreign currency translation (1,257) 1,288
Defined benefit obligation at the end of the year 29,977 15,748 of which: amounts owed to active members 16,758 9,336
of which: amounts owed to deferred members 0 0
of which: amounts owed to retirees 13,219 6,412
of which: funded plans 29,977 15,748
of which: unfunded plans 0 0
Fair value of plan assets at the beginning of the year 19,333 16,957
Fair value of plan assets recognized upon the merger of UBS AG and Credit Suisse AG
2
16,097
Return on plan assets excluding interest income 1,623 513
Interest income 369 393
Employer contributions

431 290
Plan participant contributions 244 163
Benefit payments (1,420) (662)
Administration expenses, taxes and premiums paid (15) (8)
Other movements 0 2
Foreign currency translation (1,527) 1,685
Fair value of plan assets at the end of the year 35,135 19,333
Surplus / (deficit) 5,158 3,585
Asset ceiling effect at the beginning of the year 3,585 4,418
Asset ceiling effect recognized upon the merger of UBS AG and

Credit Suisse AG
2 2,713
Interest expense on asset ceiling effect 68 102
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
(955) (1,332)
Foreign currency translation (270) 397
Asset ceiling effect at the end of the year 5,141 3,585
Net defined benefit asset / (liability) of major Swiss plans 17 0
Other plans
Net defined benefit asset / (liability) of other plans
4
203 (105)
Total net defined benefit asset / (liability) 220 (105)
of which: Net defined benefit asset 911 383
of which: Net defined benefit liability
5
(691) (487)
1 Including Credit Suisse AG

from 31 May 2024.

2 Refer to Note

2 for more information about

the merger of UBS AG and

Credit Suisse AG.

3 Experience (gains) /

losses are a component of

actuarial remeasurements
of the defined benefit obligation and reflect the effects

of differences between the previous actuarial assumptions and what has actually occurred.

4 Mainly relates to UK, US and German

plans.

5 Refer to Note
19c.

Income statement – expenses related to defined benefit plans
1
USD m
Major Swiss plans 31.12.24
2
31.12.23
Current service cost 411 236
Interest expense related to defined benefit obligation 296 287
Interest income related to plan assets (369) (393)
Interest expense on asset ceiling effect 68 102
Administration expenses, taxes and premiums paid 15 8
Curtailments (71) (3)
Other movements 1 0
Net periodic expenses recognized in net profit for major Swiss plans 353 236
Other plans
Net periodic expenses recognized in net profit for other plans
3
27 23
Total net periodic expenses recognized in net profit 380 259
1 Refer to Note 7.

2 Including Credit Suisse AG from 31 May 2024.

3 Includes differences between actual and estimated performance award accruals.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m
Major Swiss plans 31.12.24
1
31.12.23
Other comprehensive income recognized upon the merger

of UBS AG and Credit Suisse AG
2
109
Remeasurement of defined benefit obligation (2,657) (1,901)
of which: change in discount rate assumption (2,102) (1,332)
of which: change in rate of salary increase assumption (168) (42)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption
257 207
of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (17) (46)
of which: experience gains / (losses)
3
(628) (688)
Return on plan assets excluding interest income 1,623 513
Asset ceiling effect excluding interest expense and foreign currency translation 955 1,332
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 30 (56)
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
4
(83) (47)
Total gains / (losses) recognized in other comprehensive income (53) (103)
of which: attributable to other comprehensive income

recognized upon the merger of UBS AG and Credit Suisse AG
2
53
of which: attributable to other comprehensive income

recognized for defined benefit plans during the period
5
(106) (103)
1 Including Credit Suisse AG

from 31 May 2024.

2 Refer to Note

2 for more information about

the merger of UBS AG and

Credit Suisse AG.

3 Experience (gains) /

losses are a component of

actuarial remeasurements
of the defined benefit obligation

and reflect the effects of

differences between the previous actuarial

assumptions and what has

actually occurred.

4 Mainly relates to UK,

US and German plans.

5 Refer to the
“Statement of comprehensive income”.
The table below provides information about the duration

of the DBO and the timing for expected benefit payments.

Major Swiss defined benefit plans 31.12.24 31.12.23
Duration of the defined benefit obligation (in years) 13.3
1
14.1
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 2,095 811
Benefits expected to be paid between 1 and 3 years 3,392 1,627
Benefits expected to be paid between 3 and 6 years 5,043 2,552
Benefits expected to be paid between 6 and 11 years 7,718 4,233
Benefits expected to be paid between 11 and 16 years 6,607 3,878
Benefits expected to be paid in more than 16 years 20,622 13,751
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.
Actuarial assumptions
The

actuarial

assumptions

used

for

the

defined

benefit

plans

are

based on

the

economic

conditions

prevailing

in the
jurisdiction in

which they

are

offered.

Changes in

the defined

benefit obligation

are

most sensitive

to changes

in the
discount rate. The discount

rate is based on

the yield of high-quality

corporate bonds quoted

in an active market

in the
currency

of

the

respective

plan.

A

decrease

in

the

discount

curve

increases

the

DBO.

UBS AG

regularly

reviews

the
actuarial assumptions used in calculating the DBO to determine their continuing relevance.
›
Refer to Note 1a item 5 for a description

of the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions

used in calculating the DBO at the end of the year.

Significant actuarial assumptions of

major Swiss defined benefit plans
In % 31.12.24
1
31.12.23
Discount rate 0.92 1.48
Rate of salary increase 2.80 2.36
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings

2.02 2.48
1 Represents weighted average across the UBS and Credit Suisse plans.

aged 65 aged 45
Swiss mortality table: BVG 2020 G with CMI 2023 projections
1
31.12.24 31.12.23 31.12.24 31.12.23
Life expectancy at age 65 for a male member currently 21.9 21.8 23.5 23.5
Life expectancy at age 65 for a female member currently 23.6 23.5 25.2 25.1
1 In 2023, BVG 2020 G with CMI 2022 projections was used.
Sensitivity analysis of significant actuarial assumptions
The table

below presents

a sensitivity

analysis for

each significant

actuarial assumption,

showing how

the DBO

would
have been affected

by changes in

the relevant

actuarial assumption that

were reasonably

possible at the

balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.

Sensitivity analysis of significant actuarial

assumptions of major Swiss defined

benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.24 31.12.23
Discount rate
Increase by 50 basis points (1,667) (857)
Decrease by 50 basis points 1,893 973
Rate of salary increase
Increase by 50 basis points 166 120
Decrease by 50 basis points (167) (117)
Rate of pension increase
Increase by 50 basis points 1,315 639
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 254 144
Decrease by 50 basis points (252) (144)
Life expectancy
Increase in longevity by one additional year 895 416
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0 % as of 31 December 2024 and as of 31 December 2023, a downward change in assumption is not applicable.

Composition and fair value of Swiss defined

benefit plan assets
31.12.24 31.12.23
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 773 0 773 2 62 0 62 0
Equity securities

Foreign
0 1,216 1,216 3 0 0 0 0
Bonds

Domestic, AAA to BBB–
133 0 133 0 0 0 0 0
Real estate / property
Domestic 0 3,955 3,955 11 0 2,426 2,426 13
Foreign 0 617 617 2 0 576 576 3
Investment funds
Equity

Domestic 885 0 885 3 489 0 489 3
Foreign 5,645 1,177 6,822 19 3,283 1,244 4,526 23
Bonds
1
Domestic, AAA to BBB– 4,682 0 4,682 13 2,605 0 2,605 13
Domestic, below BBB– 8 0 8 0 0 0 0 0
Foreign, AAA to BBB– 8,902 0 8,902 25 4,073 0 4,073 21
Foreign, below BBB– 862 0 862 2 668 0 668 3
Real estate
Domestic 1,654 0 1,654 5 0 0 0 0
Foreign 385 67 451 1 0 45 45 0
Other 799 1,927 2,726 8 1,094 1,910 3,004 16
Other investments 218 1,231 1,449 4 378 481 859 4
Total fair value of plan assets 24,947 10,189 35,135 100 12,652 6,681 19,333 100
31.12.24 31.12.23
Total fair value of plan assets 35,135 19,333
of which: Investments in UBS Group AG
instruments
2
Bank accounts at UBS Group AG 782 69
UBS Group AG debt instruments 137 116
UBS Group AG shares 42 26
Securities lent to UBS Group AG
3
609 467
Property occupied by UBS Group AG 41 61
Derivative financial instruments, counterparty UBS Group
AG
3
(83) 302
1 The bond credit ratings

are primarily based on S&P’s credit

ratings. Ratings AAA to BBB– and

below BBB– represent investment grade and non-investment

grade ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension funds. The other positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2024 and 31 December 2023.

Net
of collateral, derivative financial instruments amounted to negative USD 50 m as of 31 December 2024 (31 December 2023: negative USD 19 m).

b) Defined contribution plans
UBS AG sponsors

several defined

contribution

plans, with

the most

significant plans

in the

US and

the

UK. UBS

AG’s
obligation is limited to its contributions made

in accordance with each plan, which

may include direct contributions and
matching contributions.

Employer contributions

to defined

contribution plans

are

recognized as

an expense

and were
USD 408 m in 2024 and USD 320 m in 2023.
›
Refer to Note 6 for more information

c) Related-party disclosure
UBS AG is the principal provider of

banking services for the pension

funds of UBS and Credit Suisse in

Switzerland. In this
capacity,

UBS AG is engaged

to execute most

of the pension

funds’ banking activities.

These activities can

include, but
are not

limited to, investment

management fees,

trading, securities lending

and borrowing

and derivative

transactions.
The non-Swiss

UBS AG pension

funds do

not have

a similar

banking relationship

with UBS AG.

During 2024,

UBS AG
received USD 25
m in fees for

banking services from the major

UBS AG plans (2023:

USD
20
m). As of 31

December 2024,
the Swiss, UK and US post-employment benefit plans held

USD
378 m in UBS shares (31 December 2023: USD 396 m).
›
Refer to the “Composition and fair value of

Swiss defined benefit plan assets” table in Note

26a for more information about fair
value of investments in UBS AG and UBS Group

AG instruments held by the major Swiss pension

funds